Stockholders' Deficit	12 Months Ended
Dec. 31, 2024
Stockholders Deficit [Abstract]
Stockholders' Deficit

Note 8 — Stockholders’ Deficit

According to the Company’s Amended Articles of Organization, as of December 31, 2024, the Company is authorized to issue 30,000,000 shares of Class A common stock, par value $0.0001 (“Class A Common Stock”), 1,000,000 shares of Class B common stock, par value $0.0001, and 1,000,000 shares of preferred stock, par value $0.0001.

Holdco Class A Common Stock entitles the holders thereof to one vote per share on all matters on which the shares of Holdco Class A Common Stock is entitled to vote, and Holdco Class B Common Stock entitles the holders thereof to fifteen votes per share on all matters on which the shares of Holdco Class B Common Stock are entitled to vote. Additionally, for so long as the RWT Founders (Paul T. Dacier, Harry L. You, and Niccolo de Masi, or their affiliates) hold at least 20% of the number of shares of Holdco Class B Common Stock collectively held by them as of the Closing, the RWT Founders have rights that are different from unaffiliated shareholders, including the right to fill vacancies on the Holdco Board, to call special meetings of shareholders, and the Holdco A&R Articles permits action by written consent of the shareholders and requires that amendments to the Holdco A&R Articles be approved by a majority of the shares of Holdco Common Stock entitled to vote in lieu of two-thirds of the shares of Holdco Common Stock entitled to vote on the matter.

The Dual Class Structure will terminate on the date that is five years after completion of the Business Combination, or earlier (i) at the option of the holder at any time, (ii) automatically on the date on which the RWT Founders or their Permitted Transferees (as defined in the Holdco A&R Articles) collectively own twenty percent (20%) or less of the number of shares of Holdco Class B Common Stock collectively held by such persons or their Permitted Transferees immediately after the completion of the Business Combination, (iii) automatically upon the occurrence of a transfer of Holdco Class B Common Stock that is not a Permitted Transfer, and (iv) automatically on the date specified by the affirmative vote of the holders of Holdco Class B Common Stock representing not less than two-thirds (2∕3) of the voting power of the Holdco Class B Common Stock. The Holdco Class A Common Stock and the Holdco Class B Common Stock have identical economic rights, including dividend and liquidation rights.

Holdco Preferred Stock

As of December 31, 2024 and 2023, there was no preferred shares outstanding, as retroactively restated to reflect the Business Combination.

Holdco Class A Common Stock

In connection with the Business Combination, Holdco converted an aggregate of (i) 723,414 Coliseum public shares and (ii) 3,750,000 Coliseum founder shares into Holdco Class A Common Stock on a one-to-one ratio and also converted 3,750,000 Coliseum private placement warrants into 806,250 Holdco Class A Common Stock, for an aggregate of 5,279,664 shares of Holdco Class A Common Stock.

Also, in connection with the Business Combination, Holdco also converted an aggregate of 1,232 shares of RWT legacy preferred stock and 250 shares of RWT legacy Class A common stock into 2,125,539 shares of Holdco Class A Common Stock based on an exchange ratio equal to approximately 1,434.

In addition, at Closing, the Company issued 5,000 shares of Holdco Class A Common Stock to a third-party consulting firm. Holdco estimated that the fair value of such shares was approximately $57,000, based on the redemption price of approximately $11.41 at Closing.

As of December 31, 2024 and 2023, the Company had an aggregate of 7,528,761 and 1,766,554 shares of Class A Common Stock issued and outstanding, as retroactively restated to reflect the Business Combination, respectively.

Holdco Class B Common Stock

As of December 31, 2024 and 2023, the Company had an aggregate of 57,752 and 0 shares of Class B Common Stock issued and outstanding, as retroactively restated to reflect the Business Combination, respectively.

Stock Options

On August 23, 2024, the Company granted 1,433,892 and 716,946 options, as retroactively restated to reflect the Business Combination, to purchase RWT’s Class A common stock to Harry You and Niccolo de Masi, respectively. The options expire in ten years from the date of grant, had an exercise price of $2.06 and were fully vested upon the grant date.

The Company recognized approximately $2.8 million for stock-based compensation expenses upon issuance of such options in August 2024 within general and administrative expenses in the accompanying consolidated statements of operations during the year ended December 31, 2024. The fair value of the operations was measured on the date of grant using a hybrid method of probability weighted expected return (“PWERM”), where the equity value was allocated in one or more of the scenarios using a Black-Scholes option pricing model.

The assumptions used in the Company’s model represent management’s best estimates. These estimates are complex, involve a number of variables, uncertainties and assumptions and the application of management’s judgment, so that they are inherently subjective. If factors change and different assumptions are used, the stock-based compensation expense could be materially different in the future.

These assumptions are estimated as follows:

●	Estimated value of common stock: The Company allocated equity value in one or more of the scenarios using a Black-Scholes option pricing model to derive the estimated value of common stock

●	Risk-free interest rate: The Company used the implied yield available on U.S. Treasury zero-coupon issues with an equivalent remaining term of the options for each option group.

●	Expected term: The expected term represents the period that the stock-based awards are expected to be outstanding. Because of the limitations on the sale or transfer or the Company’s common stock as a privately held company as of grant date, the Company does not believe its historical exercise pattern is indicative of the pattern it will experience as a publicly traded company. The Company estimated that the options issued to its holders of Founder Shares will be held for the full ten-year term.

●	Volatility: The Company determined the price volatility factor based on the historical volatilities of selected peer group as the Company did not have a sufficient trading history for its common stock.

●	Dividend yield: The expected dividend assumption is based on the Company’s current expectations about our anticipated dividend policy. The Company currently does not expect to issue any dividends.

The following assumptions were used in determining the fair value of the options granted during the year ended December 31, 2024:

Risk free interest rate	4.17%
Expected term (in years)	10
Expected volatility	45.0%
Dividend yield	0.0%
Estimated underlying stock price	$2,897.12
Fair value of options (per share)	$1,851.67